Pension and Other Employee Benefit Plans (Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost) (Detail)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Discount rates	0.47%	0.37%	0.76%
Minimum
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Rates of increase in future compensation levels	1.80%	1.80%	2.00%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Rates of increase in future compensation levels	1.80%	2.00%	2.00%
Maximum
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Rates of increase in future compensation levels	4.80%	4.80%	4.80%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Discount rates	0.37%	0.76%	0.96%
Rates of increase in future compensation levels	4.80%	4.80%	4.80%
Expected rates of return on plan assets	1.73%	1.95%	2.17%